Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Capital-Force ETF Trust
Entity Central Index Key	0002104659
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Apr. 23, 2026